SCHEDULE OF PROVISION FOR INCOME TAXES PROVISIONS (BENEFITS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax on profits for the year	$ 32,115	$ 220,570
Total Current Tax Expense	32,115	220,570
(Increase) decrease in deferred tax assets		29,240		(29,230)
Decrease in deferred tax liabilities	(1,110,801)	(1,313,406)		(99,622)
Total Deferred Tax Expense	(1,110,801)	(1,284,166)		(128,852)
(Benefit from) Provision for Income Taxes	(1,078,686)	$ (1,063,596)	[1]	$ (128,852)	[1]
State [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	200
Total Deferred Tax Expense	(131,487)
Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	31,915
Total Deferred Tax Expense	(273,212)
Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	(706,102)
INDONESIA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
(Benefit from) Provision for Income Taxes
INDONESIA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
INDONESIA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
INDONESIA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	(6,050)
Total Deferred Tax Expense	(83,410)
(Benefit from) Provision for Income Taxes	(89,460)
NEW ZEALAND [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
NEW ZEALAND [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	(6,050)
Total Deferred Tax Expense	(83,410)
NEW ZEALAND [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
(Benefit from) Provision for Income Taxes
SINGAPORE [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SINGAPORE [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
SINGAPORE [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	(2,802)
Total Deferred Tax Expense	11,044
(Benefit from) Provision for Income Taxes	8,242
SOUTH AFRICA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
SOUTH AFRICA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	(2,802)
Total Deferred Tax Expense	11,044
SOUTH AFRICA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	40,767
Total Deferred Tax Expense	(200,847)
(Benefit from) Provision for Income Taxes	(160,079)
UK [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
UK [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	40,767
Total Deferred Tax Expense	(200,846)
UK [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense
USA [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	200
Total Deferred Tax Expense	(837,589)
(Benefit from) Provision for Income Taxes	(837,389)
USA [member] | State [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense	200
Total Deferred Tax Expense	(131,487)
USA [member] | Foreign [member]
IfrsStatementLineItems [Line Items]
Total Current Tax Expense
Total Deferred Tax Expense
USA [member] | Federal [member]
IfrsStatementLineItems [Line Items]
Total Deferred Tax Expense	$ (706,102)

[1]	Restatement details in Note 2